FINANCIAL INSTRUMENTS - Foreign Currency Risk Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / shares
Financial Instruments [Abstract]
Percentage of entity's revenue	79.50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Devaluation of foreign exchange, percent	72.50%				22.10%
Average foreign exchange rate			102.62	177.06		84.05	102.62
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (83,926)	$ (83,926)	$ (83,926)	$ (83,926)
% Increase, Amount		6,761
% Decrease, Amount		(9,325)
Currency risk | Argentine pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 6,201	6,201	6,201	6,201
% Increase	30.00%
% Increase, Amount		(1,431)
% Decrease	10.00%
% Decrease, Amount		689
Currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (51,826)	(51,826)	(51,826)	(51,826)
% Increase	10.00%
% Increase, Amount		4,711
% Decrease	10.00%
% Decrease, Amount		(5,758)
Currency risk | Indian Rupees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (19,868)	(19,868)	(19,868)	(19,868)
% Increase	10.00%
% Increase, Amount		1,806
% Decrease	10.00%
% Decrease, Amount		(2,208)
Currency risk | European Union euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 3,901	3,901	3,901	3,901
% Increase	10.00%
% Increase, Amount		(355)
% Decrease	10.00%
% Decrease, Amount		433
Currency risk | Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (16,437)	(16,437)	(16,437)	(16,437)
% Increase	10.00%
% Increase, Amount		1,494
% Decrease	10.00%
% Decrease, Amount		(1,826)
Currency risk | Pound sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (17,488)	(17,488)	(17,488)	(17,488)
% Increase	10.00%
% Increase, Amount		1,590
% Decrease	10.00%
% Decrease, Amount		(1,943)
Currency risk | Uruguayan pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (10,109)	(10,109)	(10,109)	(10,109)
% Increase	10.00%
% Increase, Amount		919
% Decrease	10.00%
% Decrease, Amount		(1,123)
Currency risk | Chilean pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 21,700	21,700	$ 21,700	$ 21,700
% Increase	10.00%
% Increase, Amount		(1,973)
% Decrease	10.00%
% Decrease, Amount		$ 2,411